As filed with the Securities and Exchange Commission on March 9, 2018
SECURITIES ACT FILE NO. 333-134551
INVESTMENT COMPANY ACT FILE NO. 811-21906

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION|
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_ |
Post Effective Amendment No. 643	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 646	|X|
(Check appropriate box or boxes)
CLAYMORE EXCHANGE-TRADED FUND TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Address of Principal Executive Offices)
(312) 827-0100
Registrant's Telephone Number
AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Name and Address of Agent for Service)
Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
_________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
____X___ ON APRIL 6, 2018 PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485

The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 109 to its Registration Statement until April 6, 2018. Parts A, B and C of Registrant's Post-Effective Amendment No. 109 under the Securities Act of 1933 and Amendment No. 112 under the Investment Company Act of 1940, filed on December 8, 2010, are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 9th day of March, 2018.

CLAYMORE EXCHANGE-TRADED FUND TRUST

By: /s/ Brian E. Binder
Brian E. Binder
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

*	Trustee	March 9, 2018
Randall C. Barnes
*	Trustee	March 9, 2018
Roman Friedrich III
*	Trustee	March 9, 2018
Robert B. Karn III
*	Trustee	March 9, 2018
Ronald A. Nyberg
*	Trustee	March 9, 2018
Ronald E. Toupin, Jr.
*	Trustee	March 9, 2018
Donald A. Chubb, Jr.
*	Trustee	March 9, 2018
Jerry B. Farley
*	Trustee	March 9, 2018
Maynard F. Oliverius

*	Trustee, Vice President and Chief Legal Officer	March 9, 2018
Amy J. Lee

/s/ Brian E. Binder	President and Chief Executive Officer	March 9, 2018
Brian E. Binder

/s/ John L. Sullivan	Treasurer, Chief Financial Officer and Chief Accounting Officer	March 9, 2018
John L. Sullivan

/s/ Mark E. Mathiasen		March 9, 2018
Mark E. Mathiasen
*Attorney-In-Fact, pursuant to power of attorney